S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 09, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

	Interest in Securities	Other Compensation
Sponsor

Alchemy DeepTech Capital LLC, the Sponsor, and its affiliates paid $50,000, or approximately $0.02 per share, for its 2,875,000 founder shares purchased in connection with ALCY’s formation, and 538,000 Class A ordinary shares purchased for $10.00 per share in a private placement that closed at the time of the IPO. At Closing of the Business Combination, the Sponsor shall hold a total of up to 3,413,000 shares of the Pubco Class A Common Stock depending on how much is raised in the PIPE financing. If Available Closing Buyer Cash is less than $5,000,000, then, as a result of Cartiga’s waiver of the Minimum Cash Condition on October 22, 2026, and pursuant to Section 8.17 of the Business Combination Agreement, the Sponsor shall forfeit 1,713,000 of its shares and hold a minimum of 1,700,000 shares of Pubco Class A Common Stock.

At Closing, pursuant to the Business Combination Agreement, Pubco will use cash from the Trust Account to pay any merger transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding Sponsor Promissory Notes, Working Capital Loans or other obligations of ALCY to the Sponsor or its affiliates. Unless the parties obtain additional financing sufficient to repay the Sponsor Promissory Notes in cash at Closing, ALCY and the relevant holders will agree on an alternative form of compensation, which may include shares, on terms and conditions to be determined.

ALCY currently estimates that the outstanding principal under the Sponsor promissory notes was $2,186,000 as of June 30, 2026, excluding $263,006 of accrued interest and $95,183 of accrued related party expenses.

$10,000 per month since the closing of the IPO for administrative services

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier to occur of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property after the completion of our initial business combination

Alchemy DeepTech Capital LLC

Transfers are permitted (a) to the Company’s officers or directors, any affiliate or family member of any of the Company’s officers or directors, any members or partners of the Sponsor or any affiliates of such members and funds and accounts advised by such members, any affiliates of the Sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of one of the individual’s immediate family, any estate planning vehicle or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with the consummation of a Business Combination at prices no greater than the price at which the Founder Shares or Private Placement Shares, as applicable, were originally purchased; (f) pro rata distributions from the Sponsor to its members, partners, or stockholders pursuant to the Sponsor’s operating agreement; (g) by virtue of the laws of the Cayman Islands or the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to the Company for no value for cancellation in connection with the consummation of an initial Business Combination, (i) in the event of the Company’s liquidation prior to the completion of a Business Combination; or (j) in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s Public Shareholders having the right to exchange their Ordinary Shares for cash, securities or other property subsequent to the completion of an initial Business Combination; provided, however, that in the case of clauses (a) through (g) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Private Placement Shares	until 30 days after the completion of an initial Business Combination	Alchemy DeepTech Capital LLC	Same as above
Working Capital Shares	until 30 days after the completion of an initial Business Combination

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual(1)	Entity(2)	Entity’s Business	Affiliation
Steven M. Wasserman	MSP Sports Capital, L.P.	Sports Investments	Principal
	byNordic Acquisition Corporation	Special Purpose Acquisition Company	Director
Mattia Tomba	Tradeteq	Fintech	Founding Investor and Head of International Markets
	M&M Investments Pte. Ltd.	Holding Company	Partner
Vittorio Savoia	FIDES S.R.L.	Investment and Advisory Group	Founder and Managing Director
Harshana Sidath Jayaweera	Aartha Capital Advisory & Investments Limited	Advisory and Consulting	Managing Director
	GRIP (DIFC) Limited	Investment Bank	Independent Director
Debbie S. Zoldan	Seaport Securities Corp.	Finance	Chief Compliance Officer, Chief Operating Officer and Partner
Pablo Terpolilli	Valuable Insights	Consulting	Director
	PACT-AM	Advisor and Sponsor	Founder
	vabble Ltd.	IT Services	Founder, Director, and Chief Executive Officer
Carlo Tursi	UrbanV	Air Mobility	Chief Executive Officer and Director
Jinal Kumar Bipin Shah	Integral Associates Limited	Financial Advisory	Chief Executive Officer and Director
	Property Hub Limited	Real Estate Broker	Chief Executive Officer and Director

Notes:

(1)	Each person has a fiduciary duty with respect to the listed entities next to their respective names.
(2)

Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his obligations and the presentation by each such individual of business opportunities.